Stock Option Plans - Summary of option activity (Details) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock Options
Shares
Outstanding, beginning of year	101,336	107,338
Granted
Exercised	(15,101)	(6,002)
Forfeited or expired	(400)
Outstanding, end of year	85,835	101,336
Exercisable, end of year	23,600	18,151
Weighted Average Exercise price
Outstanding, beginning of year	$ 15.63	$ 15.60
Granted
Exercised	$ 15.53	$ 15.04
Forfeited or expired	$ 15.65
Outstanding, end of year	$ 15.65	$ 15.63
Exercisable, end of year	$ 15.65	$ 15.55
Weighted Average Remaining Contractual Term
Outstanding, end of year	7 years 3 months	8 years 2 months 1 day
Exercisable, end of year	7 years 3 months	7 years 9 months 11 days
Aggregate Intrinsic Value
Outstanding, end of year	$ 630,887	$ 397,049
Exercisable, end of year	$ 173,460	$ 72,628